United States
             Securities and Exchange Commission
                    Washington, DC  20549

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2001

Check here if amendment [ x ];   Amendment Number:  3
This Amendment (Check only one):
[    ]  is a restatement
[  x ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                   UBS Warburg LLC
Address:           677 Washington Boulevard
                    Stamford, CT 06901

13F File Number:  28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:          Sarah M. Starkweather
Title:         Director
Phone:         (203) 719-6891

Signature, Place, and Date of Signing:

/s/ Sarah M. Starkweather
Sarah M. Starkweather
November 14, 2001, Stamford, Connecticut

This Amendment includes securities holdings reported on the Form 13F filed pursuant to a request for confidential treatment and for which confidential treatment expires on November 14, 2001.

Report Type (Check only one):

[ x ]  13F Holdings Report
[    ]  13F Notice
[    ]  13F Combination Report


Report Summary

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   2

Form 13F Information Table Value Total: $ 69,857
(thousands)

List of Other Included Managers:   NONE





                                                                                   VOTING
                                               MARKET                 INVESTMENT   AUTHORITY
ISSUER            ISSUE            CUSIP       VALUE(000's) QUANTITY  DISCRETION     SOLE

CELESTICA         LYON ZERO 20       15101QAA6   33,122    94,633,000     SOLE    94,633,000

SOLECTRON CORP    LYON ZERO CPN 20   834182AL1   36,735    91,837,000     SOLE    91,837,000

